General and Administrative Expenses - Summary of the Movement of Group's Allowance for Doubtful Accounts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General And Administrative Expense [Line Items]
Beginning balance, Cash and cash equivalents	¥ 551	¥ 0
Additional allowance, net of recoveries for Cash and cash equivalents	(31)	0
Ending balance, Cash and cash equivalents	520	551
Beginning balance, Contract assets	478	0
Additional allowance, net of recoveries for Contract assets	93	0
Ending balance, Contract assets	571	478
Beginning balance, Accounts receivable	1,656	3,169
Additional allowance, net of recoveries for Accounts receivable	17	1,415
Ending balance, Accounts receivable	1,673	1,656
Beginning balance, Insurance premium receivables	0	0
Additional allowance, net of recoveries for Insurance premium receivables	988	0
Ending balance, Insurance premium receivables	988	0
Beginning balance, Other receivables	197	0
Additional allowance, net of recoveries for Other receivables	500	1,000
Ending balance, Other receivables	697	197
Beginning balance	2,882	3,169
Additional allowance, net of recoveries	1,567	2,415
Ending balance	4,449	2,882
Accounting Standards Update 2016-13 [Member]
General And Administrative Expense [Line Items]
Adjustments due to the adoption of ASC 326, Cash and cash equivalents		551
Adjustments due to the adoption of ASC 326, Contract assets		478
Adjustments due to the adoption of ASC 326, Accounts receivable		(2,928)
Adjustments due to the adoption of ASC 326, Insurance premium receivables		0
Adjustments due to the adoption of ASC 326, Other receivables		(803)
Adjustments due to the adoption of ASC 326		(2,702)
Previously Reported [Member]
General And Administrative Expense [Line Items]
Beginning balance, Cash and cash equivalents	0
Ending balance, Cash and cash equivalents		0
Beginning balance, Contract assets	0
Ending balance, Contract assets		0
Beginning balance, Accounts receivable	4,584
Ending balance, Accounts receivable		4,584
Beginning balance, Insurance premium receivables	0
Ending balance, Insurance premium receivables		0
Beginning balance, Other receivables	1,000
Ending balance, Other receivables		1,000
Beginning balance	¥ 5,584
Ending balance		¥ 5,584